long-term debt - TELUS International (Cda) Inc. credit facility (Details) CAD in Millions, $ in Millions			12 Months Ended
	Feb. 08, 2018 USD ($)	Feb. 08, 2018 CAD	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($) item	Dec. 31, 2017 CAD item	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD
long-term debt
Maximum aggregate amount of credit facility | CAD						CAD 2,250		CAD 2,250
Proceeds from borrowings | CAD			CAD 6,367	CAD 5,726
Long-term debt | CAD						13,660		12,931
Undrawn borrowing facilities | CAD						1,110		1,637
TELUS International (Cda) Inc. credit facility
long-term debt
Maximum aggregate amount of credit facility					$ 469		$ 325
Outstanding					276	346	253
Long-term debt | CAD						CAD 339		CAD 332
Undrawn borrowing facilities					$ 193		72
Weighted average interest rate					3.32%	3.32%
Number of financial ratio tests | item					2	2
Percentage of principal advance to repay			5.00%
TELUS International (Cda) Inc. credit facility | Minimum
long-term debt
Operating cash flow to debt service ratio					1.50	1.50
TELUS International (Cda) Inc. credit facility | Maximum
long-term debt
Net debt to operating cash flow ratio					3.25	3.25
Revolving component
long-term debt
Maximum aggregate amount of credit facility					$ 350		115
Proceeds from borrowings	$ 75	CAD 94
Outstanding					157		43
Undrawn borrowing facilities					193		72
Term loan component
long-term debt
Maximum aggregate amount of credit facility					120		215
Outstanding					$ 119		$ 210